February 4, 2025	Coller Capital, Inc. 950 Third Avenue New York NY 10022

Securities and Exchange Commission

100 F Street, NE Washington, DC 20549	Tel: +1 212 644 8500 Fax: +1 212 644 9133

info@collercapital.com www.collercapital.com

Re:	Coller Private Credit Secondaries Securities Act File No. 333-282188 Investment Company Act File No. 811-24003 Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of Coller Private Credit Secondaries (the “Fund”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

Should members of the staff have any questions or comments concerning the Registration Statement, they should call the undersigned at radin.ahmadian@collercapital.com or (212) 455-2851.

Sincerely,

/s/ Radin Ahmadian
Radin Ahmadian